Document And Entity Information	Oct. 29, 2019
Document Type	8-K
Document Period End Date	Oct. 29, 2019
Amendment Flag	false
Entity Registrant Name	Public Storage
Entity Central Index Key	0001393311
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33519
Entity Tax Identification Number	95-3551121
Entity Address, Address Line One	701 Western Avenue
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91201-2349
City Area Code	818
Local Phone Number	244-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares
Title of 12(b) Security	Common Shares, $0.10 par value
Trading Symbol	PSA
Security Exchange Name	NYSE
Series U Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.625% Cum Pref Share, Series U, $0.01 par value
Trading Symbol	PSAPrU
Security Exchange Name	NYSE
Series V Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.375% Cum Pref Share, Series V, $0.01 par value
Trading Symbol	PSAPrV
Security Exchange Name	NYSE
Series W Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.200% Cum Pref Share, Series W, $0.01 par value
Trading Symbol	PSAPrW
Security Exchange Name	NYSE
Series X Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.200% Cum Pref Share, Series X, $0.01 par value
Trading Symbol	PSAPrX
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.875% Cum Pref Share, Series A, $0.01 par value
Trading Symbol	PSAPrA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.400% Cum Pref Share, Series B, $0.01 par value
Trading Symbol	PSAPrB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.125% Cum Pref Share, Series C, $0.01 par value
Trading Symbol	PSAPrC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.950% Cum Pref Share, Series D, $0.01 par value
Trading Symbol	PSAPrD
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.900% Cum Pref Share, Series E, $0.01 par value
Trading Symbol	PSAPrE
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.150% Cum Pref Share, Series F, $0.01 par value
Trading Symbol	PSAPrF
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.050% Cum Pref Share, Series G, $0.01 par value
Trading Symbol	PSAPrG
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.600% Cum Pref Share, Series H, $0.01 par value
Trading Symbol	PSAPrH
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series I, $0.01 par value
Trading Symbol	PSAPrI
Security Exchange Name	NYSE